16. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details Narrative) R$ in Millions			12 Months Ended
		Aug. 31, 2018 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$) Plant	Dec. 31, 2017 BRL (R$)	Aug. 16, 2016 BRL (R$)
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Homologated amount						R$ 892
Remuneration payment period					8 years
Extensions of concessions, tariff maximum amount			R$ 833	R$ 937
Extension of the concessions			448	359
Net balance of assets deemed cost			R$ 816	816
Grant acquisition period			30 years
Pass-throughs of funds			R$ 361	794	R$ 586
Aneel [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Percentage of regulatory load			105.00%
Receivable asset			R$ 216,852
Assets Related To Infrastructure [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Financial assets			5,049	4,917
Transmission Indemnity Receivable [Member] | Assets Related To Infrastructure [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Financial assets			1,281	R$ 1,296
Hydro Electric Plant [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Number of plants | Plant				18
Cost of acquisition			2,216
Usina Hidreletrica Miranda [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Net balance of assets deemed cost	[1]		23
Usina Hidreletrica Jaguara [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Net balance of assets deemed cost	[1]		174
Usina Hidreletrica Sao Simao [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Net balance of assets deemed cost	[1]		R$ 3
Sao Simao and Miranda Plants [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Generation - Indemnity receivable		R$ 1,139
Other Disposals Of Assets [Member] | Free Market [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Output sales percentage			30.00%
Other Disposals Of Assets [Member] | Regulated Market [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Output sales percentage			70.00%

[1]	Investments made after the Jaguara, Sao Simao and Miranda plants came into operation, in the amounts of R$174, R$3 and R$23, respectively, are recorded as concession financial assets, and the determination of the final amounts to be paid to the Company is in a process of discussion with Aneel (the regulator). Company does not expect losses in realization of these amounts.